Statements of Operations - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Sales	$ 72,675	$ 59,653	$ 36,178	$ 320,338	$ 401,974	$ 1,075,476
Cost of Sales	97,800	79,933	4,552	98,639	150,922	408,918
Inventory Obsolescence	11,424	93,110	72,161	28,837	100,998	725,718
Gross Profit (Loss)	(36,549)	(113,390)	(103,787)	192,862	150,054	(59,160)
Operating Expenses
General and Administrative	909,788	2,567,486	2,650,173	1,853,089	5,751,464	2,142,984
Advertising and Marketing	211,295	118,191	79,967	749,059	1,513,633	1,340,428
Impairment Expense		59,163				166,000
Total Operating Expenses	1,121,083	2,744,840	2,730,140	2,602,148	7,265,097	3,649,412
Loss from Operations	(1,157,632)	(2,858,230)	(2,833,927)	(2,409,286)	(7,115,043)	(3,708,572)
Interest Expense	365,570	2,054,438	512,732	398,648	1,044,431	203,496
Debt Inducement Expense						3,887,618
Loss (Gain) on Extinguishment of Debt	(5,362)	(1,200,092)				945,838
Gain on Redemption Value of Series C Preferred Stock			(834,242)		(834,242)
Loss (Gain) on Change in Fair Value of Derivative Liability	(140,045)	1,795,205	(846,179)	332,759	1,951,019	(11,071,250)
Total Other (Income) Expenses:	220,163	2,649,551	(1,167,689)	731,407	2,161,208	(6,034,298)
Income (Loss) Before Income Tax Provision	(1,377,795)	(5,507,781)	(1,666,238)	(3,140,693)	(9,276,251)	2,325,726
Income Tax Provision
Net Income (Loss)	$ (1,377,795)	$ (5,507,781)	$ (1,666,238)	$ (3,140,693)	$ (9,276,251)	$ 2,325,726
Net Income (Loss) per Common Share - Basic and Diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.00)	$ (0.01)	$ 0.01
Weighted Average Shares Outstanding	1,570,535,052	855,469,994	785,030,105	629,289,895	699,508,915	474,571,836